Transactions and Balances with Related Parties (Details) - USD ($) $ in Thousands		1 Months Ended				12 Months Ended
	Feb. 12, 2020	Aug. 27, 2019	Jul. 31, 2019	May 30, 2019	May 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Transactions and Balances with Related Parties (Details) [Line Items]
Benefits of options granted to related parties						$ 189
Amount of provision for bonus						$ 34
Description of directors and officers liability insurance providing total coverage						The Company currently has directors’ and officers’ liability insurance providing total coverage of $7 million for the benefit of all of the Company directors and officers, in respect of which we are charged a twelve-month premium of $653, and which includes a deductible of up to $1 million per claim, other than securities related claims filed in the United States or Canada, for which the deductible will not exceed $2.5 million and $5 million in respect of claim with respect to Mergers and Acquisitions.
Intercompany agreement, description				(1) lease of office space and clean room based on actual space utilized by ScoutCam Ltd. and in shared spaces according to employee ratio; (2) utilities such as electricity water, IT and communication services based on employee ratio; (3) car services, including car rental, gas usage, payment for toll roads based on 100% of expense incurred from a ScoutCam employee car; (4) external accountant services at a price of USD 6,000 per annum; (5) directors and officers insurance at a sum of 1/3 of Parent company cost; (6) CFO services at a sum of 50% of Parent company CFO employer cost; (7) every direct expense of ScoutCam that is paid by the Parent company in its entirety subject to approval of such direct expenses in advance; and (8) any other mutual expense that is borne by the parties according to the respective portion of the Mutual Expense.
Line of credit		$ 500
Annual interest rate		4.00%
Repayment of credit line term description		The repayment of the credit line amount shall be spread over one year in monthly payments beginning January 2020.
Monthly fee			$ 10
Fully-diluted share capital percentage			5.00%
Proceeds from exercise of warrants							$ 2,000
Amount of finder fees					$ 125
Payroll and Other Short-Term Benefits [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Amount of provision for bonus						$ 53	46	$ 88
Provision for termination of employment								158
Major Ordinary Share Transactions [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Description of directors and officers liability insurance providing total coverage	On February 12, 2020, ScoutCam’s Inc. Board of Directors authorized the grant of options to purchase 2,235,691 shares of Common Stock to Professor Benad Goldwasser, ScoutCam’s Inc. Chairman of the Board, and options to purchase 1,865,346 shares of Common Stock to certain officers of ScoutCam Inc. Each option is convertible into one share of common stock of ScoutCam Inc. of $0.001 par value at an exercise price of $0.29.
Directors [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Benefits of options granted to related parties						734	126	47
Shrem Zilberman Group Ltd [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Balances with related parties							$ 165
Percentage of exercise price of warrants							3.00%
ScoutCam Inc. [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Consultant investment							$ 250
Kfir Zilberman [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Balances with related parties					$ 11,500
Percentage of finder fee					5.00%
Reimbursement expenses					$ 1
Related Parties [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
Benefits of options granted to related parties						$ 189	$ 61	$ 24